Business Combination, Significant Transaction and Sale of Business (Details 2) - Adaptik Corporation [Member] $ in Thousands	Mar. 07, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Total assets acquired, net of acquired cash	$ 18,059